Borrowings - Summary of Bank Loans (Parenthetical) (Detail) - Bank loans [member]	Dec. 31, 2017	Dec. 31, 2016
Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		2.55%
Syndicated bank loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.61%
Syndicated bank loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.70%
Other loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.93%	0.74%
Other loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.10%	4.48%
Mortgage loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.95%	4.95%
Mortgage loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.39%	5.39%